Segmented information	12 Months Ended
Mar. 29, 2025
Segment Reporting [Abstract]
Segmented information
15.	Segmented information:
Birks’ President and Chief Executive Officer is the Company’s CODM. The CODM regularly reviews segment sales, segment cost of sales and segment unadjusted gross profit, after the elimination of any inter-segment transactions, to determine resource allocations and to assess profitability between segments. Birks’ sales are primarily derived from the retailing of jewelry, timepieces, services and other products as generated through the management of its segments. Segment unadjusted gross profit is used by the CODM to monitor and assess segment results compared to prior periods, forecasted results, and our annual profit plan. The Company aggregates operating segments with similar economic, operating and other characteristics.
The Company has two reportable segments, Retail and Other. As of March 29, 2025, Retail operated 17 stores across Canada under the Maison Birks brand, one retail location in Montreal under the Birks brand, one retail location in Montreal under the
TimeVallée
brand, one retail location in Calgary under the Brinkhaus brand, two retail locations in Vancouver under the Graff and Patek Philippe brands, and three retail locations in Laval, Ottawa and Toronto under the Breitling brand. During fiscal 2025, the Company closed one store (three stores in fiscal 2024 and two stores in fiscal 2023) operating under the Maison Birks brand and opened five new retail stores (none in fiscal 2024 and 2023). Other consists primarily of our e-commerce business, wholesale business and gold exchange program.
The two reportable segments are managed and evaluated by the CODM separately based on unadjusted gross profit. Sales and long-lived assets (other than financial instruments and deferred taxes) attributed to other foreign countries are not material and have not been disclosed separately. The significant segment expenses used by the CODM and disclosed retrospectively beginning fiscal 2025 are Cost of sales Jewelry and other and Cost of sales timepieces. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. Inter-segment sales for fiscal 2025, 2024 and 2023 are not material and, therefore, such information is not presented. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments for the years ended March 29, 2025, March 30, 2024, and March 25, 2023, respectively, is set forth below:

	Retail			Other			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	(In thousands)
Sales by classes of similar products and by channel:
Jewelry and other	$59,632	$76,405	$78,020	$9,295	$9,851	$8,505	$68,927	$86,256	$86,525
Timepieces	106,932	97,441	75,090	1,948	1,578	1,335	108,880	99,019	76,425

Sales to external customers	166,564	173,846	153,110	11,243	11,429	9,840	177,807	185,275	162,950
Cost of sales:
Jewelry and other	32,955	41,735	40,926	4,947	4,985	4,033	37,902	46,720	44,959
Timepieces	67,913	61,150	45,785	1,173	936	780	69,086	62,086	46,565

Total cost of sales (1)	100,868	102,885	86,711	6,120	5,921	4,813	106,988	108,806	91,524
Unadjusted gross profit (2)	65,697	70,961	66,399	5,123	5,508	5,027	70,819	76,469	71,426
Inventory provisions							(753)	(1,207)	(849)
Foreign exchange losses							(2,428)	(224)	(1,353)
Other unallocated costs							(1,330)	(1,506)	(1,302)
Adjustment of intercompany profit							—	23	38

Gross profit							$66,308	$73,555	$67,960

(1)	See Note 2 for information about the nature of expenses included within the cost of sales.

(2)	This is a reconciliation of the segment’s gross profits and certain unallocated costs to the Company’s consolidated gross profits.
Various amounts in the fiscal 2024 and 2023 Segmented information note were corrected for immaterial errors. The nature of the corrections were either between segments or between captions within the same segment. Total revenues and gross profit for the years ended March 30, 2024 and March 25, 2023 remained unchanged.